Contract Liabilities (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Total contract liabilities	$ 379,074	$ 0
Non-current contract liabilities	(25,959)	0
Current contract liabilities	353,115	0
Deposit on product
Total contract liabilities	164,551	0
Distribution license
Total contract liabilities	141,110	0
Service agreement
Total contract liabilities	40,991	0
Other
Total contract liabilities	$ 32,422	$ 0